ING SERIES FUND, INC.

Supplement dated June 30, 2011

to the Current Prospectuses (except ING Money Market Fund)

for the above-named Company (“Registrant”)

The Board of Directors of the above named Registrant approved revising the contingent deferred sales charge (“CDSC”) schedule with respect to the investment of $1 million or more for the Class A shares of its funds. Effective July 1, 2011, the Registrant’s current Prospectuses (except ING Money Market Fund) are hereby revised as follows:

The section entitled “Sales Charges – Contingent Deferred Sales Charges (“CDSCs”) – Class A Shares of each Prospectus is hereby deleted in its entirety and replaced with the following:

Contingent Deferred Sales Charges (“CDSCs”) – Class A Shares

Investments of $1 million or More. There is no front-end sales charge if you purchase Class A shares in an amount of $1 million or more. However, the shares will be subject to a 1.00% CDSC if they are redeemed within 18 months of purchase.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ING SERIES FUND, INC.

Supplement dated June 30, 2011

to the Current Statements of Additional Information (“SAIs”)

(except ING Money Market Fund)

for the above-named Company (“Registrant”)

Effective July 1, 2011, the schedule of payments to securities dealers with respect to Class A shares of the Registrant’s funds has been revised. The Registrant’s current SAIs (except ING Money Market Fund) are hereby revised as follows:

The Registrant’s SAI (except ING Capital Allocation Fund) dated September 30, 2010:

1.

The first, second and third paragraphs and their accompanying tables of the section entitled “Sales Charges – Dealer Commissions and Incentives” beginning on page 92, of the SAI are hereby deleted and replaced with the following:

Dealer Commissions and Other Incentives

Typically, the portion of the front-end sales charge on Class A shares shown in the following tables is paid to your securities dealer. Your securities dealer may, however, receive up to the entire amount of the front-end sales charge. Securities dealers that sell Class A shares (other than Index Plus Funds) may be entitled to receive the following commissions:

Dealers’ Reallowance as a Percentage of Offering Price
Amount of Transaction	Class A
$0 to $49,999	4.75%
$50,000 to $99,999	4.00%
$100,000 to $249,999	3.00%
$250,000 to $499,000	2.25%
$500,000 to $999,999	2.00%
$1,000,000 and over	See below

Securities dealers that sell Class A shares of the Index Plus Funds may be entitled to receive the following commissions:

Dealers’ Reallowance as a Percentage of Offering Price
Amount of Transaction	Class A
$0 to $49,999	2.50%
$50,000 to $99,999	2.00%
$100,000 to $249,999	1.50%
$250,000 to $999,000	1.00%
$1,000,000 and over	See below

Securities dealers that sell Class A shares of the Funds may be entitled to receive a commission at the rate of 1.00% on purchases of $1 million or more of Class A shares that are subject to a CDSC.

2.	The fourth paragraph and accompanying table of the section entitled “Sales Charges – Dealer Commissions and Other Incentives” beginning on page 92 of the SAI is hereby deleted in its entirety.

The Registrant’s SAI dated September 30, 2011 for ING Capital Allocation Fund:

3.

The first and second paragraphs and their accompanying tables of the section entitled “Sales Charges – Dealer Commissions and Other Incentives” beginning on page 87 of the SAI are hereby deleted and replaced with the following:

Typically, the portion of the front-end sales charge on Class A shares shown in the following tables is paid to your securities dealer. Your securities dealer may, however, receive up to the entire amount of the front-end sales charge. Securities dealers that sell Class A shares may be entitled to receive the following commissions:

Dealers’ Reallowance as a Percentage of Offering Price
Amount of Transaction	Class A
$0 to $49,999	4.75%
$50,000 to $99,999	4.00%
$100,000 to $249,999	3.00%
$250,000 to $499,000	2.25%
$500,000 to $999,999	2.00%
$1,000,000 and over	See below

Securities dealers that sell Class A shares of the Fund may be entitled to receive a commission at the rate of 1.00% on purchases of $1 million or more of Class A shares that are subject to a CDSC.

The Registrant’s SAIs dated February 28, 2011 for ING Alternative Beta Fund and ING Global Target Payment Fund:

4.	The section entitled “Distributor – Other Payments to Securities Dealers” found on page 86 and page 89, respectively, of the SAIs is renamed “Distributor – Dealer Commissions and Other Incentives”

5.

The first and second paragraphs of the section entitled “Distributor – Dealer Commissions and Other Incentives” found on page 86 and page 89, respectively, of the SAIs are hereby deleted and replaced with the following:

Typically, the portion of the front-end sales charge on Class A shares shown in the following tables is paid to your securities dealer. Your securities dealer may, however, receive up to the entire amount of the front-end sales charge. Securities dealers that sell Class A shares may be entitled to receive the following commissions:

Dealers’ Reallowance as a Percentage of Offering Price
Amount of Transaction	Class A
$0 to $49,999	4.75%
$50,000 to $99,999	4.00%
$100,000 to $249,999	3.00%
$250,000 to $499,000	2.25%
$500,000 to $999,999	2.00%
$1,000,000 and over	See below

Securities dealers that sell Class A shares of the Fund may be entitled to receive a commission at the rate of 1.00% on purchases of $1 million or more of Class A shares that are subject to a CDSC.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE